UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM ABS-15G

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ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

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Selkirk No. 1 Investments (Exact name of securitizer as specified in its charter)

0001599557 (Central Index Key Number of securitizer)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☑ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2017 to December 31, 2017

Date of Report (Date of earliest event reported)

January 22, 2018

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Dustin J. Grande, (212) 770-7000

Name and telephone number, including area code,

of the person to contact in connection with this filing.

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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☑

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 22, 2018

Securitizer

Deutsche Bank Trust Company Americas as Trustee for the Holders of the Selkirk No. 1 Trust Commercial Mortgage Loan Pass-Through Certificates

By:                 AIG  Asset  Management  (U.S.),  LLC,  as  Master  Primary  Servicer,  under  Pooling  and  Servicing Agreement dated as of December 13, 2013 by and among AIG Asset Management (U.S.), LLC, Selkirk No. 1 Investments as Depositor, Midland Loan Services as Master Servicer, Situs Holdings,  LLC  as  Special  Servicer,  and  Deutsche  Bank  Trust  Company  Americas  as  Trustee  and Certificate Administrator for the Holders of the Selkirk No. 1 Trust Commercial Mortgage Loan Pass-Through Certificate

             By:  /S/ JEFF FLINN

Name: Jeff Flinn

Title:  Managing Director